Goodwill - Narrative (Details) £ in Thousands	12 Months Ended
	Jun. 30, 2021 GBP (£) cgu	Apr. 01, 2021 GBP (£)	Mar. 04, 2021 GBP (£)	Aug. 17, 2020 GBP (£)	Jun. 30, 2020 GBP (£)	Dec. 17, 2019 GBP (£)	Jun. 30, 2019
Disclosure of detailed information about business combination [line items]
Number of CGUs | cgu	1
Goodwill	£ 124,417				£ 56,995
Terminal growth rate	1.50%				1.50%		1.50%
Discount rate	9.30%				11.40%		14.50%
Comtrade CDS
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill	£ 32,779			£ 32,779
FIVE
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill	£ 15,932		£ 15,932
Levvel LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Goodwill	£ 25,057	£ 25,057
Exozet GmbH
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Goodwill	£ 110				£ 12,003	£ 11,893
Intuitus Limited
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired					100.00%
Goodwill					£ 8,569